SCHEDULE OF COMPUTATION OF DILUTED NET LOSS PER SHARE OF COMMON STOCK (Details) - shares shares in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential common shares excluded from computation	342	2,084	209	1,813
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential common shares excluded from computation	305	168	175	26
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential common shares excluded from computation	32	1,359	32	1,261
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential common shares excluded from computation	5	2	2	1
Convertible Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential common shares excluded from computation		555		525